Condensed Consolidating Statement of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash	$ 65,081	$ 115,705	$ 444,759
Other current assets	376,665	355,905
Property, plant and equipment	3,173,824	3,641,889
Intangibles	28,116	3,316
Goodwill	205,167	207,399	208,479
Other long-term assets	44,078
Total assets	3,892,931	4,324,214
Liabilities and shareholders’ equity
Current liabilities	209,625	240,736
Long-term debt	1,730,437	1,906,934
Other long-term liabilities	142,533	214,426
Total liabilities	2,082,595	2,362,096
Shareholders’ equity	1,810,336	1,962,118	2,121,209
Total liabilities and shareholders’ equity	3,892,931	4,324,214
Parent Company [Member]
Assets
Cash	20,843	61,794	330,758
Other current assets	38,558	43,630
Intercompany receivables	93,662	1,475,431
Investments in subsidiaries	4,822,876	4,913,785
Property, plant and equipment	64,605	78,849
Intangibles	25,644	3,316
Total assets	5,066,188	6,576,805
Liabilities and shareholders’ equity
Current liabilities	36,331	42,657
Intercompany payables and debt	1,795,141	3,071,032
Long-term debt	1,730,437	1,906,934
Other long-term liabilities	135,053	181,940
Total liabilities	3,696,962	5,202,563
Shareholders’ equity	1,369,226	1,374,242
Total liabilities and shareholders’ equity	5,066,188	6,576,805
Guarantor Subsidiaries [Member]
Assets
Cash	5,422	13,138	43,039
Other current assets	261,883	210,125
Intercompany receivables	2,669,280	3,024,724
Investments in subsidiaries	61	60
Property, plant and equipment	2,659,831	3,023,968
Intangibles	2,472
Goodwill	205,167	207,399
Other long-term assets	53,908
Total assets	5,858,024	6,479,414
Liabilities and shareholders’ equity
Current liabilities	124,482	126,870
Intercompany payables and debt	1,000,167	1,412,257
Other long-term liabilities	17,978	32,781
Total liabilities	1,142,627	1,571,908
Shareholders’ equity	4,715,397	4,907,506
Total liabilities and shareholders’ equity	5,858,024	6,479,414
Non-Guarantor Subsidiaries [Member]
Assets
Cash	38,816	40,773	$ 70,962
Other current assets	76,221	102,147
Intercompany receivables	84,861	68,767
Property, plant and equipment	449,917	539,214
Other long-term assets	3,051
Total assets	652,866	750,901
Liabilities and shareholders’ equity
Current liabilities	48,812	71,209
Intercompany payables and debt	52,495	85,633
Other long-term liabilities	2,383	(295)
Total liabilities	103,690	156,547
Shareholders’ equity	549,176	594,354
Total liabilities and shareholders’ equity	652,866	750,901
Consolidating Adjustments [Member]
Assets
Other current assets	3	3
Intercompany receivables	(2,847,803)	(4,568,922)
Investments in subsidiaries	(4,822,937)	(4,913,845)
Property, plant and equipment	(529)	(142)
Other long-term assets	(12,881)
Total assets	(7,684,147)	(9,482,906)
Liabilities and shareholders’ equity
Intercompany payables and debt	(2,847,803)	(4,568,922)
Other long-term liabilities	(12,881)
Total liabilities	(2,860,684)	(4,568,922)
Shareholders’ equity	(4,823,463)	(4,913,984)
Total liabilities and shareholders’ equity	$ (7,684,147)	$ (9,482,906)